EARNINGS PER SHARE - Additional (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Antidilutive securities excluded	14,427,088	17,708,332	17,708,332